PROPERTY AND EQUIPMENT - Reconciliation of property and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	$ 7,596,990	[1]	$ 7,399,412	[1]	$ 6,261,425
Additions	77,797		588,843		1,902,038
Disposals			(25,236)		(3,545)
Translation	(258,186)		336,510
Depreciation	(640,485)		(702,539)		(760,506)
Closing Balance	6,776,116		7,596,990	[1]	7,399,412	[1]
Office space
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	1,486,718		1,486,718		1,486,453
Additions					265
Closing Balance	1,486,718		1,486,718		1,486,718
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	3,950,627		3,430,545		3,448,091
Additions			490,961		147,815
Translation	(215,291)		359,867
Depreciation	(323,180)		(330,746)		(165,361)
Closing Balance	3,412,156		3,950,627		3,430,545
Leasehold property
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	1,655,129		1,018,894		832,002
Additions			54,250		706,146
Translation	9,777		(1,579)
Reclass			825,307
Depreciation	(174,093)		(241,743)		(519,254)
Closing Balance	1,490,813		1,655,129		1,018,894
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	84,684		95,919		13,390
Additions	9,981				93,074
Disposals					(3,309)
Translation	(37,427)		(3,291)
Depreciation	(7,597)		(7,944)		(7,236)
Closing Balance	49,642		84,684		95,919
Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	189,373		231,452		239,759
Additions	65,128		39,739		14,372
Disposals			(24,033)
Translation	6,558
Depreciation	(53,570)		(57,785)		(22,679)
Closing Balance	207,488		189,373		231,452
Motor vehicles.
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	93,325
Translation	(21,803)
Depreciation	(33,006)
Closing Balance	38,516		93,325
Motor vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	93,780		135,850		74,055
Additions					70,791
Translation			(13,734)
Depreciation			(28,336)		(8,996)
Closing Balance			93,780		135,850
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	10,435		12,791		1,359
Additions	2,688		3,893		16,658
Disposals			(1,203)		(214)
Translation			(2,751)
Depreciation	(6,364)		(2,295)		(5,012)
Closing Balance	6,759		10,435		12,791
IT equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	32,990		42,440
Translation			(341)
Depreciation	(7,473)		(9,564)
Closing Balance	25,516		32,990		42,440
IT Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	32,535		42,440		36,015
Additions					18,682
Translation			(341)
Depreciation			(9,564)		(12,257)
Closing Balance			32,535		42,440
Construction in progress [member]
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance			825,307
Additions					825,307
Reclass			(825,307)
Closing Balance					825,307
Spa equipment, curtains, crockery, glassware and linen
Reconciliation of changes in property, plant and equipment [abstract]
Opening Balance	93,710		119,496		130,301
Additions					8,928
Disposals					(22)
Translation			(1,661)
Depreciation	(35,202)		(24,126)		(19,711)
Closing Balance	$ 58,508		$ 93,710		$ 119,496

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination